Corporate Information (Details)	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Corporate Information [Line Items]
Incorporation date	Dec. 09, 2022
Waterous Energy Fund [Member]
Corporate Information [Line Items]
Percentage of common shares owned	72.00%	72.00%